Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Assets:
Cash and deposits with financial institutions	$ 75,881	$ 52,017	$ 76,460
Trading assets	141,120	144,247	117,839
Securities purchased under resale agreements and securities borrowed	129,013	131,081	119,747
Derivative financial instruments	41,904	40,573	45,065
Customers' liability under acceptances	17,023	15,596	14,228
Liabilities:
Deposits	794,386	756,661	750,838
Financial instruments designated at fair value through profit or loss	21,961	20,406	18,899
Acceptances	17,085	15,668	14,305
Obligations related to securities sold short	43,276	41,768	31,902
Derivative financial instruments	38,894	39,868	42,247
Obligations related to securities sold under repurchase agreements and securities lent	112,516	115,969	137,763
Subordinated debentures	6,418	6,439	7,405
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions	75,881	52,017	76,460
Trading assets	141,120	144,247	117,839
Securities purchased under resale agreements and securities borrowed	129,013	131,081	119,747
Derivative financial instruments	41,904	40,573	45,065
Investment securities - fair value	61,172	63,182	79,745
Investment securities - amortized cost	20,562	21,925	31,644
Loans	627,749	608,165	603,263
Customers' liability under acceptances	17,023	15,596	14,228
Other financial assets	13,853	13,789	12,700
Liabilities:
Deposits	794,386	756,661	750,838
Financial instruments designated at fair value through profit or loss	21,961	20,406	18,899
Acceptances	17,085	15,668	14,305
Obligations related to securities sold short	43,276	41,768	31,902
Derivative financial instruments	38,894	39,868	42,247
Obligations related to securities sold under repurchase agreements and securities lent	112,516	115,969	137,763
Subordinated debentures	6,418	6,439	7,405
Other financial liabilities	39,735	39,906	42,660
At fair value [member]
Assets:
Cash and deposits with financial institutions	75,881	52,017	76,460
Trading assets	141,120	144,247	117,839
Securities purchased under resale agreements and securities borrowed	129,013	131,081	119,747
Derivative financial instruments	41,904	40,573	45,065
Investment securities - fair value	61,172	63,182	79,745
Investment securities - amortized cost	20,739	22,140	32,129
Loans	634,828	617,096	612,368
Customers' liability under acceptances	17,023	15,596	14,228
Other financial assets	13,853	13,789	12,700
Liabilities:
Deposits	797,346	759,760	755,395
Financial instruments designated at fair value through profit or loss	21,961	20,406	18,899
Acceptances	17,085	15,668	14,305
Obligations related to securities sold short	43,276	41,768	31,902
Derivative financial instruments	38,894	39,868	42,247
Obligations related to securities sold under repurchase agreements and securities lent	112,516	115,969	137,763
Subordinated debentures	6,870	6,871	7,827
Other financial liabilities	$ 39,960	$ 40,669	$ 43,776